Fair Value Measurements - Schedule of Key Inputs (Details) - Quantum Note [Member]	Sep. 30, 2025		Dec. 31, 2024		Jun. 25, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	4.11		4.2		5.1
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0.08		1.5		1
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	70.61		138		125
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0.61		1.36		8
Debt discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0	[1]	9.3	[1]	37.35

[1]	These assumptions are not used for valuation of Quantum Convertible Note as of September 30, 2025.